Investment Strategy - AGF U.S. Market Neutral Anti-Beta Fund	Oct. 27, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

In seeking to achieve its investment objective, the Fund will invest primarily in long positions in low beta U.S. equities and short positions in high beta U.S. equities on a dollar neutral basis, within sectors. The Fund will construct a dollar neutral portfolio of long and short positions of U.S. equities by investing primarily in the constituent securities of the Dow Jones U.S. Thematic Market Neutral Low Beta Index (the “Index”) in approximately the same weight as they appear in the Index, subject to certain rules-based adjustments described below. The performance of the Fund will depend on the difference in the rates of return between its long positions and short positions. For example, if the Fund’s long positions have increased more than its short positions, the Fund would generate a positive return, but if the long positions increased less than the short positions, the Fund would generate a negative return. Conversely, if the Fund’s short positions have increased more than its long positions, the Fund would generate a negative return; but if the short positions increased less than the long positions, the Fund would generate a positive return. The Fund is an actively-managed exchange-traded fund (“ETF”).

The universe for the Index is comprised of the top 1,000 eligible securities by market capitalization, including real estate investment trusts (“REITs”) (the “universe”). Eligible securities are those that are in the top 1,000 securities by market capitalization in the Dow Jones U.S. Index, which satisfy certain minimum average daily trading volumes, as determined by the Index provider. The securities in the universe are categorized as belonging to one of 11 sectors as defined by the Global Industry Classification Standard (“GICS”). The Index maintains sector neutrality by determining a defined number of constituent issuers from each sector based on the proportion that each sector makes up in the composition of the universe. The Index identifies approximately the 20% of securities with the lowest betas within each sector as equal-weighted long positions and approximately the 20% of securities with the highest betas within each sector as equal-weighted short positions.

Beta measures the relative volatility of the value of a security compared with that of a market index. The Fund’s beta is calculated using the historical returns of the S&P 500 Index (the “market index” for the Fund). A stock’s beta is based on its sensitivity to weekly market movements over the last 52 weeks as measured by its price movements relative to those of the market index. High beta stocks are those stocks that have a higher combination of correlation and volatility relative to the market index, and low beta stocks are those stocks that have a lower combination of correlation and volatility relative to the market index.

The Index and Fund will be reconstituted on a quarterly basis. At such time, the Index will be reset to dollar neutrality (i.e., equal dollar amounts of both long and short positions). Although the Fund is actively managed and is not required to track or replicate the Index, the Fund generally expects to do so except in the following instances:

•If the quarterly reconstitution will exacerbate the Fund’s risk profile, including but not limited to, its exposure to momentum, the Fund will apply a rules-based methodology to neutralize these exposures, which may result in the Fund holding securities that are in the universe but not in the Index.

•If the Fund’s value at risk (VAR) exceeds regulatory limits, the Fund will reduce its gross leverage to comply with applicable regulatory requirements. The Fund also may, but is not required to, reduce its gross leverage at any time that the Fund’s VaR approaches regulatory limits.

The Fund at times may also elect to invest in a representative sample of the long and short positions in the Index or in other constituents in the universe.

The Fund, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in long and short equity securities of U.S. issuers, which may include long and short exposure to such issuers through derivatives. The Fund may use derivatives, including swap agreements and futures contracts, consistent with its investment objective and may also invest in money market instruments, including but not limited to, money market funds.

Strategy Portfolio Concentration [Text]	The Fund, under normal circumstances, invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in long and short equity securities of U.S. issuers, which may include long and short exposure to such issuers through derivatives.